Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Table of Intangible Assets

				Amortization
	Cost as of December 31, 2019	Additions	Disposals (*)	Accumulated as of December 31, 2019	Disposals (*)	For the period	Accumulated as of December 31, 2020	Carrying amount as of December 31, 2020
Software licenses	2,363,029	802,556	(1,048,297)	1,301,046	(1,046,199)	308,544	563,391	1,553,897

Total	2,363,029	802,556	(1,048,297)	1,301,046	(1,046,199)	308,544	563,391	1,553,897

					Amortization
	Cost as of December 31, 2018	Gain of control over subsidiaries	Additions	Disposals (*)	Accumulated as of December 31, 2018	Gain of control over subsidiaries	Disposals (*)	For the period	Accumulated as of December 31, 2019	Carrying amount as of December 31, 2019
Software licenses	2,403,559	4,177	418,293	(463,000)	1,075,904	1,514	(463,000)	686,628	1,298,018	1,061,983

Total	2,403,559	4,177	418,293	(463,000)	1,075,904	1,514	(463,000)	686,628	1,298,018	1,061,983